Stock and Incentive Programs (Stock Options Valuation Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	36.70%	36.00%
Risk-free interest rate	1.30%	2.30%
Expected life	7 years	7 years
Dividend yield	7.10%	2.00%